SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
17.	SHAREHOLDERS’ EQUITY

On March 31, 2022, the Company’s shareholders and Board of Directors authorized a share repurchase program (“2022 Share Repurchase Program”) under which the Company may repurchase up to US$100,000 of its ordinary shares in the form of ADSs during a twelve-month period. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management. Under the 2022 Share Repurchase Program, the Company has repurchased 183,901,110 ordinary shares for the year ended December 31, 2022. There were no repurchases for the years ended December 31, 2023 and 2024.

On December 30, 2022, the Company completed its listing by way of introduction on the Main Board of The Stock Exchange of Hong Kong Limited (the “HK Stock Exchange”).